10. Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities beginning balance
Cost of sales
10.1.	Cost of sales
	2020	2019	2018
Raw material, products for resale, materials and third-party services (*)	(12,699)	(20,694)	(26,810)
Depreciation, depletion and amortization	(8,847)	(12,036)	(10,954)
Production taxes	(5,920)	(9,741)	(10,905)
Employee compensation	(1,729)	(3,261)	(3,515)
Total	(29,195)	(45,732)	(52,184)
(*) It Includes short-term leases and inventory turnover.

Selling expenses
10.2.	Selling expenses
	2020	2019	2018
Materials, third-party services, freight, rent and other related costs	(4,163)	(3,664)	(3,445)
Depreciation, depletion and amortization	(564)	(549)	(145)
Allowance for expected credit losses	2	(49)	(32)
Employee compensation	(159)	(214)	(205)
Total	(4,884)	(4,476)	(3,827)

General and administrative expenses
10.3.	General and administrative expenses
	2020	2019	2018
Employee compensation	(749)	(1,427)	(1,500)
Materials, third-party services, freight, rent and other related costs	(252)	(539)	(626)
Depreciation, depletion and amortization	(89)	(158)	(113)
Total	(1,090)	(2,124)	(2,239)